Related Party Transaction - Schedule of Expected Allowance for Credit Loss Provision Related to Amounts Due from Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected Credit Loss Provision Related To Amounts Due From to Related Parties [Abstract]
Impact of adoption to ASC 326		¥ 0	¥ (203)
Balance at beginning of the year	(393)	(299)	(203)
Current year provision	(139)	(387)	(180)
Current year reversal	230	293	84
Balance at end of the year	¥ (302)	¥ (393)	¥ (299)